Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Disaggregation of Group's Revenue from Contracts with Customers

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	31.12.2018
	Yuchai	HLGE	Total	Total
Segments	RMB’000	RMB’000	RMB’000	US$’000
Type of goods or services
Heavy-duty engines	4,934,435	—	4,934,435	737,573
Medium-duty engines	5,537,164	—	5,537,164	827,665
Light-duty engines	2,481,554	—	2,481,554	370,929
Other products and services(i)	3,213,237	—	3,213,237	480,297
Revenue from hospitality operations	44,077	52,781	96,858	14,478

Total revenue from contract with customers	16,210,467	52,781	16,263,248	2,430,942

Geographical markets
People’s Republic of China	16,119,896	—	16,119,896	2,409,515
Other countries	90,571	52,781	143,352	21,427

Total revenue from contract with customers	16,210,467	52,781	16,263,248	2,430,942

Timing of revenue recognition
At a point in time	16,166,390	—	16,166,390	2,416,464
Over time	44,077	52,781	96,858	14,478

Total revenue from contract with customers	16,210,467	52,781	16,263,248	2,430,942

	31.12.2017
	Yuchai	HLGE	Total
Segments	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	5,182,930	—	5,182,930
Medium-duty engines	5,620,202	—	5,620,202
Light-duty engines	2,147,728	—	2,147,728
Other products and services(i)	3,148,016	—	3,148,016
Revenue from hospitality operations	41,746	57,197	98,943

Total revenue from contract with customers	16,140,622	57,197	16,197,819

Geographical markets
People’s Republic of China	16,073,461	17,265	16,090,726
Other countries	67,161	39,932	107,093

Total revenue from contract with customers	16,140,622	57,197	16,197,819

Timing of revenue recognition
At a point in time	16,098,876	—	16,098,876
Over time	41,746	57,197	98,943

Total revenue from contract with customers	16,140,622	57,197	16,197,819

	31.12.2016
	Yuchai	HLGE	Total
Segments	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	3,813,500	—	3,813,500
Medium-duty engines	5,213,373	—	5,213,373
Light-duty engines	1,724,616	—	1,724,616
Other products and services(i)	2,783,921	—	2,783,921
Revenue from hospitality operations	41,432	66,353	107,785

Total revenue from contract with customers	13,576,842	66,353	13,643,195

Geographical markets
People’s Republic of China	13,436,629	24,005	13,460,634
Other countries	140,213	42,348	182,561

Total revenue from contract with customers	13,576,842	66,353	13,643,195

Timing of revenue recognition
At a point in time	13,535,410	—	13,535,410
Over time	41,432	66,353	107,785

Total revenue from contract with customers	13,576,842	66,353	13,643,195

Note:

(i)	included sales of power generator sets, engine components, service-type maintenance services and others.

Summary of Change in Contract Balances
7.2	Contract balances

	1.1.2017 RMB’000	31.12.2017 RMB’000	31.12.2018 RMB’000	31.12.2018 US$’000
	(Restated)	(Restated)
Trade receivables (Note 20)	241,168	212,104	408,000	60,985
Contract assets (Note 20)	—	—	44,434	6,642
Contract liabilities (Note 28)	213,286	233,329	340,489	50,894
Refund liabilities (Note 26)	755,092	717,955	761,521	113,828

i.	Trade receivables are non-interest bearing and are generally on terms of 60 days.

ii.

Contract assets are the costs incurred in fulfilling a contract for the development of technology know-how for heavy–duty engines platforms for a joint venture company of the Group. Contract assets will be expensed off when the Group performs the contract.

The transaction prices allocated to the remaining performance obligation pursuant to this contract, committed at the reporting date but not recognised as liabilities amounted to RMB 149.0 million and expected to be realised within next three years upon the completion of services.

iii.

The contract liabilities comprise short-term advance from customers and unfulfilled maintenance service. The advance from customers is recognised as revenue upon the delivery of goods, and the contract liability arising from unfulfilled service-type warranty is recognized upon the completion of the maintenance services. According to the business customary practice, the remaining performance obligations (unfulfilled maintenance service) at the year end is expected to be satisfied within 1-3 years.

iv.	Refund liabilities arise from sales rebates granted to the Yuchai customers.